Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Maintenance Rights Intangible And Lease Premium) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance rights intangible	$ 3,068,318	$ 3,812,259
Lease premium	70,727	93,767
Maintenance Rights Intangible And Lease Premium, Net	$ 3,139,045	$ 3,906,026